Share-based Compensation Plans - Summary of the status of the Company's RSUs (Details) - Restricted share units (“RSUs”) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-vested share awards
Non-vested at beginning of period (in shares)	4,208	4,849	6,195
Granted (in shares)	1,306	1,500	1,700
Vested (in shares)	(1,661)	(1,943)	(2,407)
Forfeited (in shares)	(219)	(198)	(639)
Non-vested at end of period (in shares)	3,634	4,208	4,849
Fair Value at Date of Grant
Non-vested at beginning of period (in dollars per share)	$ 120	$ 104	$ 89
Granted (in dollars per share)	175	141	123
Vested (in dollars per share)	113	97	82
Forfeited (in dollars per share)	131	114	93
Non-vested at end of period (in dollars per share)	$ 143	$ 120	$ 104